UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: Sept 30, 2012"

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:		"Roumell Asset Management, LLC"
     Address:          	2 Wisconsin Circle
                       	Suite 660
                       	"Chevy Chase, MD 20815"
     13F File Number:   028-11966







Person Signing this Report on Behalf of Reporting Manager:

Name:		James Roumell
Title:		President
Phone:		301-656-8500
"Signature,"	"Place,                  "	and Date of Signing:
James Roumell	"Chevy Chase, Maryland        "	13-Nov-12

Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      21
Form 13F Information Table Value Total:      				"$140,111 "

List of Other Included Managers:             None

FORM 13F INFORMATION TABLE
				TITLE				VALUE  	SHARES/	   SH/	PUT/ 	INVSTMT  OTHER	  VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP		(x$1000)PRN AMT	   PRN	CALL	DSCRETN  MGRS	SOLE	SHARED	NONE
ABERCROMBIE & FITCH CO	COM	2896207	4831.695	142450	SH		SOLE			142450
AMERICAN SAFETY INSURANCE HLDGS	COM	G02995101	8263.557	442119	SH		SOLE			442119
CHECKPOINT SYSTEMS INC	COM	162825103	8380.527	1012141	SH		SOLE			1012141
COMPUWARE CORP	COM	205638109	11538.861	1166720	SH		SOLE			1166720
DELL INC	COM	24702R101	6546.085	664240	SH		SOLE			664240
DIGITAL GENERATION INC	COM	25400B108	13083.651	1152237	SH		SOLE			1152237
DOVER MOTORSPORTS INC	COM	260174107	2600.847	1871113	SH		SOLE			1871113
DSP GROUP INC	COM	23332B106	7769.698	1308030	SH		SOLE			1308030
GILAT SATELLITE NETWORKS LTD	SHS NEW	M51474118	7428.022	1898848	SH		SOLE			1898848
MARKET VECTORS GOLD MINERS	ETF	57060U100	4095.473	76280	SH		SOLE			76280
GMX RESOURCES INC	NOTE 4.5%	38011MAJ7	894.598	2247000	PRN		SOLE			2247000
QAD INC	CL A	74727D306	8277.149	609510	SH		SOLE			609510
QAD INC	CL B	74727D207	2640.189	197767	SH		SOLE			197767
SAIZEN REIT	COM	Y74432108	1441.368	11495800	SH		SOLE			11495800
SEACHANGE INTL INC	COM	811699107	11297.249	1439140	SH		SOLE			1439140
SIERRA WIRELESS INC	COM	826516106	9130.935	1173642	SH		SOLE			1173642
TECUMSEH PRODUCTS CO	CL A	878895200	14141.271	2729975	SH		SOLE			2729975
TECUMSEH PRODUCTS CO	CL B	878895101	3478.541	621168	SH		SOLE			621168
TETRA TECHNOLOGIES INC	COM	88162F106	4968.018	821160	SH		SOLE			821160
TRANSACT TECHNOLOGIES INC	COM	892918103	6268.43	841400	SH		SOLE			841400
ULTRA PETROLEUM CORP	COM	903914109	3034.559	138060	SH		SOLE			138060